Description of the organization and principle activities (Details) ¥ in Thousands			12 Months Ended
	Jun. 11, 2019	Jun. 11, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Ratio applied for equity awards due to separation	1
Assets and liabilities of VIE
Total assets			¥ 425,173	¥ 186,331
Total liabilities			404,191	258,626
Financial performance and cash flows of VIE
Revenue from Contract with Customer, Including Assessed Tax			579,650	421,024	¥ 335,037
Net loss			245,451	165,420	128,153
Net cash used in operating activities			334,039	202,519	192,112
Net cash provided by financing activities			¥ (160,194)	(274,385)	¥ (332,936)
VIEs
Variable Interest Entity [Line Items]
Equity interest acquired (in percent)			100.00%
Zhong Zhi Hong Yuan
Variable Interest Entity [Line Items]
Registered capital		¥ 1,500	¥ 1,500
VIE assets pledged or collateralized			0
Assets and liabilities of VIE
Total assets			1,113	1,429
Total liabilities			452	63
Financial performance and cash flows of VIE
Revenue from Contract with Customer, Including Assessed Tax			26
Net loss			(705)	(134)
Net cash used in operating activities			¥ (318)	(71)
Net cash provided by financing activities				¥ 1,500
Equity Pledge Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Exclusive Technical Consultancy and Services Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Number of days for advance notice required for termination of agreement		30 days
Operating Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Number of days for advance notice required for termination of agreement		30 days
Exclusive Call Option Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Maximum material contract allowed VIE to enter without prior consent of primary beneficiary		¥ 100,000
Loan Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Aggregate amount of loans to equity holders		¥ 1,500